Related Party Disclosures - Summary of Compensation of Key Management Personnel (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Compensation of Key Management Personnel [Line Items]
Short term benefits	$ 1,155	$ 4,645	$ 4,112
Retirement benefit scheme contributions	9	21	21
Share-based payment	(1,678)	10,294	9,419
Total key management personnel compensation	$ (514)	$ 14,960	$ 13,552